Note 3 - Investment in Westamerica Bancorporation Common Stock (Details Textual)	Dec. 31, 2025	Dec. 31, 2024
EBP, Employer, Common Stock Fund [Member] | EBP 94-2156203 002 [Member]
EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Total Investments, Percentage	20.00%	24.00%